Consolidated Statement of Changes In Equity - USD ($) $ in Thousands	Ordinary shares [member]	American depositary shares (ADS) [member] [1]	Issued capital [member]	Share premium [member]	Treasury shares [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Total
Balance (in shares) at Dec. 31, 2019	237,826,326	118,913,163
As of January 1, 2020 at Dec. 31, 2019			$ 24	$ 824,832	$ (10,655)	$ 99,513	$ (1,508)	$ 912,206
Statement Line Items [Line Items]
Opera's share of net income (loss)			0	0	0	179,174	0	179,174
Other comprehensive income (loss)			0	0	0	0	2,043	2,043
Share-based remuneration			0	0	0	4,521	0	4,521
Issuance of shares upon vesting of share-based remuneration (in shares)	2,245,636	1,122,818
Reclassification of foreign currency translation reserve			0	0	0	126	(126)	0
Acquisition of treasury shares (in shares)	(11,786,278)	(5,893,139)
Acquisition of treasury shares			0	0	(49,049)	0	0	(49,049)
Balance (in shares) at Dec. 31, 2020	228,285,684	114,142,842
Ending balance at Dec. 31, 2020			24	824,832	(59,704)	283,334	409	1,048,895
Statement Line Items [Line Items]
Opera's share of net income (loss)			0	0	0	(43,964)	0	(43,964)
Other comprehensive income (loss)			0	0	0	0	(928)	(928)
Share-based remuneration			0	0	0	9,785	0	9,785
Issuance of shares upon vesting of share-based remuneration (in shares)	2,172,680	1,086,340
Acquisition of treasury shares (in shares)	(166,632)	(83,316)
Acquisition of treasury shares			0	0	(749)	0	0	(749)
Balance (in shares) at Dec. 31, 2021	230,291,732	115,145,866
Ending balance at Dec. 31, 2021			24	824,832	(60,453)	249,155	(520)	1,013,039
Statement Line Items [Line Items]
Opera's share of net income (loss)			0	0	0	15,035	0	15,035
Other comprehensive income (loss)			0	0	0	0	(2,865)	(2,865)
Share-based remuneration			0	0	0	9,073	0	9,073
Issuance of shares upon vesting of share-based remuneration (in shares)	1,597,500	798,750
Acquisition of treasury shares (in shares)	(53,458,990)	(26,729,495)
Acquisition of treasury shares			(6)	0	(146,063)	0	0	(146,068)
Balance (in shares) at Dec. 31, 2022	178,430,242	89,215,121
Ending balance at Dec. 31, 2022			$ 18	$ 824,832	$ (206,514)	$ 273,262	$ (3,385)	$ 888,213

[1]	Opera Limited has American depositary shares listed on the Nasdaq Global Select Market, each representing two ordinary shares in the company.